Mortgage banking activities (Tables)	12 Months Ended
Dec. 31, 2014
Mortgage Banking Activities [Table Text Block]

	Years ended December 31,
(In thousands)	2014	2013	2012
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$41,761	$45,465	$48,156
Mortgage servicing rights fair value adjustments	(24,683)	(11,403)	(17,406)
Total mortgage servicing fees, net of fair value adjustments	17,078	34,062	30,750
Net gain on sale of loans, including valuation on loans held for sale	31,213	26,719	76,181
Trading account profit (loss) :
Unrealized (losses) gains on outstanding derivative positions	(726)	746	304
Realized (losses) gains on closed derivative positions	(16,950)	10,130	(22,464)
Total trading account (loss) profit	(17,676)	10,876	(22,160)
Total mortgage banking activities	$30,615	$71,657	$84,771